Document and Entity Information	Jun. 02, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001625297
Document Type	8-K
Document Period End Date	Jun. 02, 2025
Entity Registrant Name	INDIVIOR PLC
Entity Incorporation State Country Code	X0
Entity File Number	001-37835
Entity Tax Identification Number	98-1204773
Entity Address, Address Line One	10710 Midlothian Turnpike
Entity Address, Address Line Two	Suite 125
Entity Address, City or Town	North Chesterfield
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23235
City Area Code	(804)
Local Phone Number	379-1040
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary shares, $0.50 nominal value per share
Trading Symbol	INDV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false